U.S. BANK GLOBAL FUND SERVICES
615 E. Michigan Street
Milwaukee, WI  53202

January 28, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”) Securities Act Registration No: 333-172080 Investment Company Registration No: 811-22525 Tortoise Select Opportunity Fund (Series ID S000042204)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust  is post-effective amendment No. 458 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed on behalf of the Tortoise Global Water ESG Fund, Tortoise North American Pipeline Fund and Tortoise Digital Payments Infrastructure Fund (each a “Fund” and collectively, the “Funds”) to add a sub-adviser for the Funds, and make certain revisions to the principal investment strategies of the Fund.

The Trust anticipates that this filing shall become effective on March 28, 2020; pursuant to Rule 485(a)(1) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas A. Bausch
Thomas A. Bausch, J.D.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP